NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS
a) Non-Controlling Interests Continuity

	Pueblo Viejo	Acacia	Cerro Casale	Other	Total
NCI in subsidiary at December 31, 2017	40%	36.1%	25%	Various
At January 1, 2016	$1,232	$677	$318	$50	$2,277
Share of income (loss)	174	34	(1)	(1)	206
Cash contributed	—	—	2	68	70
Disbursements	(95)	(7)	—	(73)	(175)
At December 31, 2016	$1,311	$704	$319	$44	$2,378
Share of income (loss)	118	(211)	173	(2)	78
Cash contributed	—	—	1	12	13
Decrease in non-controlling interest	—	—	(493)	—	(493)
Disbursements	(139)	(13)	—	(43)	(195)
At December 31, 2017	$1,290	$480	$—	$11	$1,781

b) Summarized Financial Information on Subsidiaries with Material Non-Controlling Interests
Summarized Balance Sheets

	Pueblo Viejo		Acacia
	As at December 31, 2017	As at December 31, 2016	As at December 31, 2017	As at December 31, 2016
Current assets	$488	$833	$464	$673
Non-current assets	3,489	3,703	1,333	1,725
Total assets	$3,977	$4,536	$1,797	$2,398
Current liabilities	907	1,357	212	71
Non-current liabilities	248	603	280	381
Total liabilities	$1,155	$1,960	$492	$452

Summarized Statements of Income

	Pueblo Viejo		Acacia
For the years ended December 31	2017	2016	2017	2016
Revenue	$1,417	$1,548	$751	$1,045
Income (loss) from continuing operations after tax	293	810	(630)	81
Other comprehensive income (loss)	—	—	—	—
Total comprehensive income (loss)	$293	$810	($630)	$81
Dividends paid to NCI	$—	$—	$13	$7

Summarized Statements of Cash Flows

	Pueblo Viejo		Acacia
For the years ended December 31	2017	2016	2017	2016
Net cash provided by (used in) operating activities	$283	$602	($15)	$324
Net cash used in investing activities	(112)	(54)	(160)	(190)
Net cash provided by (used in) financing activities	(539)	(350)	(62)	(49)
Net increase (decrease) in cash and cash equivalents	($368)	$198	($237)	$85